Consolidated Shareholders' Equity - Summary of Number of Shares Used to Compute Diluted Earnings Per Share (Detail) - shares shares in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Disclosure Of Number Of Shares Used To Compute Diluted Earnings Per Share [Abstract]
Average number of shares outstanding	1,247.1	1,256.9	[1]	1,286.6	[1]
Adjustment for stock options with dilutive effect	1.3	2.7		2.6
Adjustment for restricted shares	6.8	7.2		6.8
Average number of shares used to compute diluted earnings per share	1,255.2	1,266.8	[1]	1,296.0	[1]

[1]	Includes the effects of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1.).